CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Mar. 31, 2018
Cash And Cash Equivalents Tables
Schedule of cash and cash equivalents	Cash and cash equivalents consisted of the following:
	As of March 31,
	2017	2018
	$	$

Cash on hand	2	2
Bank deposits	8,095	9,347
Short term investments	1,931	1,918
	10,028	11,267